RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 8 – RELATED PARTY TRANSACTIONS

The Company had accounts payable to an officer in the amount of $8,390 at year end.

The Company rents office space on a month to month basis of $1,600 from a director.